SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT - REGISTRANT BALANCE SHEETS (Parenthetical) (Details) - $ / shares		12 Months Ended
	Jun. 28, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 27, 2022
Common Stock, Par or Stated Value Per Share	$ 0.015	$ 0.015	$ 0.015		$ 0.00375
Number of shares authorized	62,500,000				250,000,000
Ordinary share, authorized shares		62,500,000	62,500,000
Ordinary share, shares issued		10,329,000	10,280,000
Ordinary share, shares outstanding		9,073,000	9,028,000
Treasury shares		1,256,000	1,252,000
Reverse split stock	one-for-four	one-for-four	one-for-four	one-for-four
UTSTARCOM HOLDINGS CORP
Common Stock, Par or Stated Value Per Share	$ 0.015	$ 0.015	$ 0.015		$ 0.00375
Number of shares authorized	62,500,000				250,000,000
Ordinary share, authorized shares		62,500,000	62,500,000
Ordinary share, shares issued		10,329,000	10,280,000
Ordinary share, shares outstanding		9,073,000	9,028,000
Treasury shares		1,256,000	1,252,000
Reverse split stock		one-for-four	one-for-four